Other general administrative expenses	12 Months Ended
Dec. 31, 2021
Other general administrative expenses
Other general administrative expenses

43.  Other general administrative expenses

a)   Breakdown

The breakdown of Other general administrative expenses is as follows:

	2019	2020	2021

Maintenance, conservation and repair	738	825	773
Information technology and systems	3,851	5,344	5,945
Stationery and supplies	150	325	234
Advertising and communications	965	809	696
Rents	653	683	556
Administrative services	1,737	2,202	1,603
Taxes other than income tax	2,037	2,270	1,915
Surveillance and cash courier services	1,248	1,263	1,237
Insurance premiums	95	114	103
Travel costs	325	71	62
Other administrative expenses	2,031	1,353	1,263
	13,830	15,259	14,387

b)   Other information

The fees for audit and tax services to the audit of the consolidated financial statements by the respective auditors are as follows:

	2019	2020	2021

Audit fees and audit-related fees (*)	103	122	99
Tax fees	—	—	—
	103	122	99
(*)	The audit-related fees amounted to 26 million pesos in 2019, 32 million pesos in 2020 and 17 million pesos in 2021.